Allowance for expected credit losses	6 Months Ended
Jun. 30, 2025
Allowance For Impairment Losses [Abstract]
Allowance for expected credit losses	Note 10: Allowance for expected credit losses
The calculation of the Group’s allowance for expected credit loss allowances requires the Group to make a number of judgements, assumptions and estimates. These are set out in full in note 19 to the Group’s financial statements for the year ended 31 December 2024, with the most significant set out below.
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

At 30 June 2025	Modelled ECL £m	Individually assessed £m	Judgemental adjustments £m	Total ECL £m

UK mortgages	611	–	98	709
Credit cards	650	–	9	659
Other Retail	908	–	102	1,010
Commercial Banking	613	432	(50)	995
Other	1	–	–	1
Total	2,783	432	159	3,374

At 31 December 2024
UK mortgages	720	–	132	852
Credit cards	681	–	(7)	674
Other Retail	860	–	90	950
Commercial Banking	877	354	(255)	976
Other	1	–	–	1
Total	3,139	354	(40)	3,453
Adjustments to modelled ECL
UK mortgages: £98 million (31 December 2024: £132 million)
These adjustments principally comprise:
Repossession risk: £85 million (31 December 2024: £110 million)
Additional ECL continues to be held judgementally to capture the potential repossession and recovery risk from specific subsets of largely long-term defaulted cases. This is alongside an adjustment to capture a longer duration between default and repossession than model assumptions use on existing and future defaults. The reduction in the period reflects latest data points on the population judged at risk.
Adjustment for specific segments: £13 million (31 December 2024: £13 million)
The Group monitors risks across specific segments of its portfolios which may not be fully captured through collective models. The judgement for fire safety and cladding uncertainty remains in place as the only Mortgages segment sufficiently material to address, given evidence of cases with defective cladding, or other fire safety issues.
Credit cards: £9 million (31 December 2024: £(7) million) and Other Retail: £102 million (31 December 2024:
£90 million)
These adjustments principally comprise:
Lifetime extension: Credit cards: £50 million (31 December 2024: £55 million) and Other Retail: £10 million
(31 December 2024: £10 million)
An adjustment is required to extend the lifetime used for Stage 2 exposures on Retail revolving products from a three-year modelled lifetime, which reflected the outcome data available when the ECL models were developed, to a more representative lifetime. Incremental defaults beyond year three are calculated through the extrapolation of the default trajectory observed throughout the three years and beyond.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Adjustments to loss rates: Credit cards: £(45) million (31 December 2024: £(57) million) and Other Retail:
£53 million (31 December 2024: £47 million)
A number of adjustments are made to the loss given default (LGD) assumptions used within unsecured and motor credit models. For unsecured portfolios, the adjustments reflect the impact of changes in collection debt sale strategy on the Group’s LGD models, incorporating up to date customer performance and forward flow debt sale pricing. For UK Motor Finance, within Other Retail, the adjustment captures the latest outlook on used car prices.
Commercial Banking: £(50) million (31 December 2024: £(255) million)
These adjustments principally comprise:
Corporate insolvency rates: £(151) million (31 December 2024: £(248) million)
The volume of UK corporate insolvencies continues to exhibit an elevated trend beyond December 2019 levels, revealing a marked misalignment between observed UK corporate insolvencies and the Group’s equivalent credit performance. This dislocation gives rise to uncertainty over the drivers of the observed trends in the metric and the appropriateness of the Group’s Commercial Banking model response which uses observed UK corporate insolvencies data to anchor future loss estimates to. Given the Group’s asset quality remains robust with low defaults, a negative adjustment is applied by reverting judgementally to the long-term average of the insolvency rate. The scale of the negative adjustment reduced in the period reflecting both the reduction in observed actual
UK corporate insolvencies rates, narrowing the gap of the misalignment, as well from a one-off change due to the interaction with the implementation of loss rate model enhancements in the period.
Adjustments for loss given defaults (LGDs): £40 million (31 December 2024: £(80) million)
In preceding years, adjustments have been required to mitigate limitations identified in the modelling approach which were causing loss given defaults to be inflated. These included the lack of benefit from amortisation of exposures relative to collateral values at default, and the need to reflect an exposure-weighted calculation. These two adjustments have been released following respective enhancements to models. One remaining adjustment remains for a specific segment of the SME portfolio which judgementally applies a more appropriate blended LGD rate from credit risk profile segments more aligned to experience.
Commercial Real Estate (CRE) price reduction: £10 million (31 December 2024: £35 million)
This adjustment recognises the potential impact on loss rates from valuations on specific CRE sectors where evidence suggests valuations may lag achievable levels, notably in cases of stressed sale. The reduction in the period reflects stabilisation in valuations and improved confidence in the CRE sector.
Corporate income gearing (CIG) adjustment: £nil (31 December 2024: £36 million)
An adjustment was raised at 31 December 2024, based upon the assessment of Corporate Income Gearing, a model parameter for affordability used in Commercial Banking. This adjustment reversed the modelled ECL release seen from updating CIG drivers (interest rates), given interest rates had merely reached a plateau which translated into a slower year-on-year increase. This slowdown gave a modelled ECL release not judged representative of the continued pressure on borrowers and business margins. However, the maintenance of those improvements in drivers over the first half of 2025 (including sustained lower base rates) gives support for the modelled release to now be recognised, removing the judgemental adjustment.
Global tariff and geo-political disruption risks: £49 million (31 December 2024: £nil)
This new adjustment was raised in the first half of 2025 to recognise the potential risks to specific drivers across various corporate sectors not reflected in broad macroeconomic model drivers. These are potential nuanced risks to businesses inherent in the base case which could also worsen in the downside scenarios. This assessment is judgemental and apportioned across all sectors given the uncertainty of how these risks would emerge.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Base case and MES economic assumptions
The Group’s base case economic scenario has been updated to reflect ongoing geopolitical developments and changes in domestic economic policy. The Group’s updated base case scenario has three conditioning assumptions.
First, global conflicts do not lead to major discontinuities in commodity prices or global trade. Second, the US will impose tariffs on countries with a bilateral trade deficit after the Liberation Day 90 day pause expires, resulting in an increased effective tariff rate relative to prior assumptions. Third, the UK Industrial Strategy and Spending
Review are not assumed to substantially change the UK fiscal outlook.
Based on these assumptions and incorporating the economic data published in the second quarter of 2025, the
Group’s base case scenario is for a slow expansion in gross domestic product (GDP) and a further rise in the unemployment rate alongside small gains in residential and commercial property prices. With underlying inflationary pressures expected to recede, gradual cuts in UK Bank Rate are expected to continue during 2025, reaching a ‘neutral’ policy stance in 2026. Risks around this base case economic view lie in both directions and are largely captured by the generation of alternative economic scenarios.
The Group has taken into account the latest available information at the reporting date in defining its base case scenario and generating alternative economic scenarios. The scenarios include forecasts for key variables as at the second quarter of 2025. Actuals for this period, or restatements of past data, may have since emerged prior to publication and have not been included.
The Group’s approach to generating alternative economic scenarios is set out in detail in note 19 to the financial statements for the year ended 31 December 2024. For June 2025, the Group continues to judge it appropriate to include a non-modelled severe downside scenario for Group ECL calculations. The scenario is now generated as a simple average of a fully modelled severe scenario, better representing shocks to demand, and a scenario with higher paths for UK Bank Rate and CPI inflation, as a representation of shocks to supply. The combined ‘adjusted’
scenario used in ECL modelling is considered to better reflect the risks around the Group’s base case view in an economic environment where demand and supply shocks are more balanced.
Scenarios by year
The key UK economic assumptions made by the Group are shown in the following tables across a number of measures explained below.
Annual assumptions
Gross domestic product (GDP) growth and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices over each year. Unemployment rate and UK Bank Rate are averages over the year.
Five-year average
The five-year average reflects the average annual growth rate, or level, over the five-year period. It includes movements within the current reporting year, such that the position as of 30 June 2025 covers the five years 2025 to 2029. The inclusion of the reporting year within the five-year period reflects the need to predict variables which remain unpublished at the reporting date and recognises that credit models utilise both level and annual changes.
The use of calendar years maintains a comparability between the annual assumptions presented.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)

At 30 June 2025	2025%	2026%	2027%	2028%	2029%	2025 to 2029 average %

Upside
Gross domestic product growth	1.2	2.0	1.8	1.4	1.4	1.6
Unemployment rate	4.4	3.5	3.1	3.1	3.2	3.5
House price growth	3.6	6.5	7.9	6.2	4.8	5.8
Commercial real estate price growth	5.1	8.1	3.8	1.1	0.4	3.6
UK Bank Rate	4.21	4.50	4.84	5.05	5.21	4.76
CPI inflation	3.3	2.5	2.7	3.1	3.1	2.9

Base case
Gross domestic product growth	1.0	1.0	1.5	1.5	1.5	1.3
Unemployment rate	4.8	5.0	4.7	4.5	4.5	4.7
House price growth	2.6	3.0	2.3	2.5	2.8	2.6
Commercial real estate price growth	1.6	1.1	1.3	0.3	0.0	0.9
UK Bank Rate	4.13	3.56	3.50	3.50	3.50	3.64
CPI inflation	3.3	2.7	2.4	2.5	2.4	2.7

Downside
Gross domestic product growth	0.6	(1.2)	0.6	1.3	1.5	0.5
Unemployment rate	5.2	7.2	7.5	7.2	7.0	6.8
House price growth	1.6	(0.8)	(5.9)	(4.7)	(1.8)	(2.4)
Commercial real estate price growth	(1.6)	(6.8)	(1.6)	(2.3)	(2.7)	(3.0)
UK Bank Rate	4.02	1.90	0.99	0.68	0.46	1.61
CPI inflation	3.3	2.5	1.9	1.5	1.1	2.1

Severe downside
Gross domestic product growth	0.1	(3.0)	0.0	1.2	1.4	(0.1)
Unemployment rate	5.8	9.7	10.2	9.8	9.4	9.0
House price growth	0.8	(3.9)	(13.4)	(10.9)	(6.3)	(6.9)
Commercial real estate price growth	(6.5)	(16.0)	(7.4)	(6.7)	(5.7)	(8.6)
UK Bank Rate – modelled	3.88	0.68	0.11	0.03	0.01	0.94
UK Bank Rate – adjusted[1]	4.34	3.09	2.80	2.77	2.76	3.15
CPI inflation – modelled	3.3	2.5	1.4	0.5	(0.1)	1.5
CPI inflation – adjusted[1]	3.5	3.8	3.2	2.8	2.4	3.1

Probability-weighted
Gross domestic product growth	0.9	0.2	1.1	1.4	1.4	1.0
Unemployment rate	4.9	5.7	5.6	5.4	5.4	5.4
House price growth	2.4	2.2	0.0	0.1	1.1	1.2
Commercial real estate price growth	0.9	(0.9)	0.3	(1.0)	(1.2)	(0.4)
UK Bank Rate – modelled	4.09	3.06	2.81	2.77	2.75	3.10
UK Bank Rate – adjusted[1]	4.14	3.30	3.08	3.04	3.03	3.32
CPI inflation – modelled	3.3	2.5	2.2	2.2	2.0	2.4
CPI inflation – adjusted[1]	3.3	2.7	2.4	2.4	2.2	2.6
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the
Group’s base case view in an economic environment where the risks of supply and demand shocks are seen as more balanced.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)

At 31 December 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %

Upside
Gross domestic product growth	0.8	1.9	2.2	1.5	1.4	1.6
Unemployment rate	4.3	3.5	2.8	2.7	2.8	3.2
House price growth	3.4	3.7	6.5	6.6	5.4	5.1
Commercial real estate price growth	0.7	7.8	6.7	3.2	0.5	3.7
UK Bank Rate	5.06	4.71	5.02	5.19	5.42	5.08
CPI inflation	2.6	2.8	2.6	2.9	3.0	2.8

Base case
Gross domestic product growth	0.8	1.0	1.4	1.5	1.5	1.2
Unemployment rate	4.3	4.7	4.7	4.5	4.5	4.5
House price growth	3.4	2.1	1.0	1.4	2.4	2.0
Commercial real estate price growth	0.7	0.3	2.5	1.9	0.0	1.1
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98
CPI inflation	2.6	2.8	2.4	2.4	2.2	2.5

Downside
Gross domestic product growth	0.8	(0.5)	(0.4)	1.0	1.5	0.5
Unemployment rate	4.3	6.0	7.4	7.4	7.1	6.4
House price growth	3.4	0.6	(5.5)	(6.6)	(3.4)	(2.4)
Commercial real estate price growth	0.7	(7.8)	(3.1)	(0.9)	(2.3)	(2.7)
UK Bank Rate	5.06	3.53	1.56	0.96	0.68	2.36
CPI inflation	2.6	2.8	2.3	1.8	1.2	2.1

Severe downside
Gross domestic product growth	0.8	(1.9)	(1.5)	0.7	1.3	(0.1)
Unemployment rate	4.3	7.7	10.0	10.0	9.7	8.4
House price growth	3.4	(0.8)	(12.4)	(13.6)	(8.8)	(6.7)
Commercial real estate price growth	0.7	(17.4)	(8.5)	(5.5)	(5.7)	(7.5)
UK Bank Rate – modelled	5.06	2.68	0.28	0.08	0.02	1.62
UK Bank Rate – adjusted[1]	5.06	4.03	2.70	2.23	1.95	3.19
CPI inflation – modelled	2.6	2.8	1.9	1.0	0.1	1.7
CPI inflation – adjusted[1]	2.6	3.6	2.1	1.4	0.8	2.1

Probability-weighted
Gross domestic product growth	0.8	0.5	0.8	1.2	1.4	1.0
Unemployment rate	4.3	5.0	5.5	5.4	5.3	5.1
House price growth	3.4	1.8	(0.7)	(1.0)	0.4	0.8
Commercial real estate price growth	0.7	(1.7)	1.0	0.7	(1.1)	(0.1)
UK Bank Rate – modelled	5.06	4.00	3.09	2.90	2.88	3.59
UK Bank Rate – adjusted[1]	5.06	4.13	3.33	3.12	3.08	3.74
CPI inflation – modelled	2.6	2.8	2.4	2.2	1.9	2.4
CPI inflation – adjusted[1]	2.6	2.9	2.4	2.3	2.0	2.4
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the
Group’s base case view in an economic environment where the risks of supply and demand shocks are seen as more balanced.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Base case scenario by quarter
Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year.
Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2025	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%	First quarter 2026%	Second quarter 2026%	Third quarter 2026%	Fourth quarter 2026%

Gross domestic product growth	0.7	0.0	0.1	0.2	0.3	0.3	0.4	0.4
Unemployment rate	4.5	4.7	4.9	5.0	5.0	5.0	4.9	4.9
House price growth	2.9	3.1	2.7	2.6	3.7	4.0	3.5	3.0
Commercial real estate price growth	2.5	2.7	2.6	1.6	1.2	1.0	1.0	1.1
UK Bank Rate	4.50	4.25	4.00	3.75	3.75	3.50	3.50	3.50
CPI inflation	2.8	3.6	3.4	3.5	3.0	2.6	2.6	2.4

At 31 December 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%

Gross domestic product growth	0.7	0.4	0.0	0.1	0.2	0.3	0.3	0.3
Unemployment rate	4.3	4.2	4.3	4.4	4.5	4.6	4.7	4.8
House price growth	0.4	1.8	4.6	3.4	3.6	4.0	3.0	2.1
Commercial real estate price growth	(5.3)	(4.7)	(2.8)	0.7	1.8	1.4	0.9	0.3
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.4	3.0	2.9	2.7
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Allowance for expected credit losses (continued)
Movement in expected credit loss allowance

	Opening ECL at 31 Dec 2024 £m	Write-offs and other[1] £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2025 £m

UK mortgages	852	(10)	(133)	(143)	709
Credit cards	674	(215)	200	(15)	659
Other Retail	950	(215)	275	60	1,010
Retail	2,476	(440)	342	(98)	2,378
Commercial Banking	976	(80)	99	19	995
Other	1	(1)	1	–	1
Total	3,453	(521)	442	(79)	3,374

	Opening ECL at 31 Dec 2023 £m	Write-offs and other[1] £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 30 Jun 2024 £m

UK mortgages[2]	1,115	(25)	(119)	(144)	971
Credit cards	810	(225)	115	(110)	700
Other Retail	945	(201)	198	(3)	942
Retail	2,870	(451)	194	(257)	2,613
Commercial Banking	1,150	(99)	(69)	(168)	982
Other	1	3	(3)	–	1
Total	4,021	(547)	122	(425)	3,596

	Opening ECL at 30 Jun 2024 £m	Write-offs and other[1] £m	Income statement charge (credit) £m	Net ECL increase (decrease) £m	Closing ECL at 31 Dec 2024 £m

UK mortgages[3]	971	(44)	(75)	(119)	852
Credit cards	700	(181)	155	(26)	674
Other Retail	942	(175)	183	8	950
Retail	2,613	(400)	263	(137)	2,476
Commercial Banking	982	(77)	71	(6)	976
Other	1	–	–	–	1
Total	3,596	(477)	334	(143)	3,453

[1]Contains adjustments in respect of purchased or originated credit-impaired financial assets.
[2]Includes £20 million within write-offs and other relating to the securitisation of primarily legacy Retail mortgages, totalling £1.0 billion of gross loans and advances to customers.
[3]Includes £33 million within write-offs and other relating to the securitisation of primarily legacy Retail mortgages, totalling £1.0 billion of gross loans and advances to customers.
The total allowance for expected credit losses includes £211 million (30 June 2024: £185 million; 31 December 2024:
£178 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor
Finance business.